Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the value of asset retirement obligation
Beginning Balance	$ 507,280
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate		1,030
Balance	$ 612,874	$ 507,280